CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands		Common stock shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit Unrestricted CNY (¥)	Accumulated Deficit Unrestricted USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Sep. 30, 2020			¥ 514,675		¥ (559,104)		¥ (22,405)		¥ (10,356)		¥ (8,272)		¥ (85,462)
Beginning balance (in shares) at Sep. 30, 2020 | shares	[1]	5,431,724
Net loss for the year					(91,529)						(35,552)		(127,081)
Exercise of share option			745										745
Exercise of share option (in shares) | shares	[1]	21,930
Share-based compensation expense			6,729						4,223				10,952
Business disposal											(1,102)		(1,102)
Issuance of common shares			17,166										17,166
Issuance of common shares (in shares) | shares	[1]	319,440
Translation adjustments							(816)						(816)
Ending balance at Sep. 30, 2021			539,315		(650,633)		(23,221)		(6,133)		(44,926)		(185,598)
Ending balance (in shares) at Sep. 30, 2021 | shares	[1]	5,773,094
Net loss for the year					(6,265)						8,590		2,325
Exercise of share option			566										566
Exercise of share option (in shares) | shares	[1]	16,510
Share-based compensation expense			1,038										1,038
Business disposal											(2,434)		(2,434)
Issuance of common shares			11,014										11,014
Issuance of common shares (in shares) | shares	[1]	201,000
Translation adjustments					447								447
Ending balance at Sep. 30, 2022			551,933		(656,898)		(22,774)		(6,133)		(38,770)		(172,642)
Ending balance (in shares) at Sep. 30, 2022 | shares	[1]	5,990,604
Net loss for the year					55,332						7,337		62,669	$ 8,728
Capital contribution from NCI											10,475		10,480	1,460
Exercise of share option			599										599
Exercise of share option (in shares) | shares	[1]	10,503
Share-based compensation expense			1,163										1,163
Business disposal											(2,704)		(2,704)
Dividend											(200)		(200)
Issuance of common shares			19,594										19,594
Issuance of common shares (in shares) | shares	[1]	320,000
Translation adjustments							(214)						(214)	(30)
Ending balance at Sep. 30, 2023			¥ 573,289	$ 79,847	¥ (601,566)	$ (83,786)	¥ (22,988)	$ (3,202)	¥ (6,133)	$ (854)	¥ (23,862)	$ (3,323)	¥ (81,260)	$ (11,318)
Ending balance (in shares) at Sep. 30, 2023 | shares	[1]	6,321,107

[1]	Retrospectively restated for effect of reverse stock split